Shares [Member] Expense Example - Shares [Member] - STABLECOIN CASH RESERVES PORTFOLIO - SHARES	Sep. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	$ 68